Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments

March 31, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Senior Loans 64.1% (b)(c)(d)
Automobiles & Components 1.7%
Clarios Global, LP, 1st Lien Term Loan, 1M SOFR + 3.00%, 8.33%, 05/06/2030	$2,805	$2,810
Wand NewCo 3, Inc., 1st Lien Term Loan, 1M SOFR + 3.75%, 9.08%, 01/30/2031	3,000	3,007
		5,817
Capital Goods 9.8%
Artera Services, LLC, 1st Lien Term Loan, 3M SOFR + 4.50%, 9.81%, 02/15/2031	2,450	2,457
Chart Industries, Inc., 1st Lien Term Loan, 1M SOFR + 3.25%, 8.67%, 03/15/2030	4,011	4,016
Crown Subsea Communications Holding, Inc., 1st Lien Term Loan, 3M SOFR + 4.75%, 10.07%, 01/30/2031	3,630	3,649
Gates Global, LLC, 1st Lien Term Loan, 1M SOFR + 3.00%, 8.33%, 11/16/2029	2,955	2,962
Kaman Corporation, 1st Lien Term Loan, 03/26/2031 (e)	2,000	2,001
Kodiak Building Partners, Inc., 1st Lien Term Loan, 03/17/2028 (e)(f)	1,875	1,875
LBM Acquisition, LLC, 1st Lien Term Loan, 12/17/2027 (e)	1,794	1,790
MI Windows and Doors, LLC, 1st Lien Term Loan, 03/20/2031 (e)	1,250	1,255
Osmosis Buyer, Ltd., 1st Lien Term Loan, 1M SOFR + 4.25%, 9.58%, 07/31/2028 (g)	4,038	4,055
Pike Corp., 1st Lien Term Loan, 1M SOFR + 3.00%, 8.44%, 01/21/2028	1,283	1,287
TransDigm, Inc., 1st Lien Term Loan, 08/24/2028 (e)	1,000	1,003
TransDigm, Inc., 1st Lien Term Loan, 1M SOFR + 3.25%, 8.60%, 02/28/2031	2,494	2,505
Traverse Midstream Partners, LLC, 1st Lien Term Loan, 3M SOFR + 3.50%, 8.82%, 02/16/2028	2,791	2,793
Tutor Perini Corp., 1st Lien Term Loan, 1M SOFR + 4.75%, 10.19%, 08/18/2027	1,300	1,295
		32,943
Commercial & Professional Services 1.0%
GFL Environmental, Inc., 1st Lien Term Loan (Canada), 3M SOFR + 2.50%, 7.82%, 05/31/2027	3,417	3,428

Consumer Discretionary Distribution & Retail 1.2%
Peer Holding III B.V., 1st Lien Term Loan (Netherlands), 3M SOFR + 3.25%, 8.56%, 10/28/2030	4,000	4,005

Consumer Durables & Apparel 1.7%
Lakeshore Learning Materials, LLC, 1st Lien Term Loan, 1M SOFR + 3.50%, 8.94%, 09/29/2028	2,481	2,480
Recess Holdings, Inc., 1st Lien Term Loan, 3M SOFR + 4.50%, 9.84%, 02/20/2030	3,128	3,137
		5,617
Consumer Services 10.8%
Amer Sports Company, 1st Lien Term Loan, 3M SOFR + 3.25%, 8.58%, 02/17/2031	1,500	1,500
Belfor Holdings, Inc., 1st Lien Term Loan, 1M SOFR + 3.75%, 9.08%, 11/01/2030 (f)	1,196	1,200
Caesars Entertainment, Inc., 1st Lien Term Loan, 3M SOFR + 2.75%, 8.04%, 02/06/2031	3,500	3,500
Century DE Buyer, LLC, 1st Lien Term Loan, 3M SOFR + 4.00%, 9.32%, 10/30/2030	3,500	3,511
Fertitta Entertainment, LLC, 1st Lien Term Loan, 1M SOFR + 3.75%, 9.08%, 01/27/2029 (e)	1,600	1,603
Fugue Finance, LLC, 1st Lien Term Loan, 3M SOFR + 3.75%, 9.07%, 02/26/2031	1,250	1,252
Gems Menasa Cayman, Ltd., 1st Lien Term Loan (Cayman Islands), 1M SOFR + 4.75%, 10.08%, 07/31/2026	3,491	3,500
IRB Holding Corp., 1st Lien Term Loan, 1M SOFR + 2.75%, 8.18%, 12/15/2027	723	722
Kingpin Intermediate Holdings, LLC, 1st Lien Term Loan, 1M SOFR + 3.50%, 8.83%, 02/08/2028	2,567	2,561
Mister Car Wash Holdings, Inc., 1st Lien Term Loan, 03/21/2031 (e)	2,750	2,755
Ontario Gaming GTA, LP, 1st Lien Term Loan (Canada), 3M SOFR + 4.25%, 9.56%, 08/01/2030	3,990	4,002
PG Investment Company 59 SARL, 1st Lien Term Loan (Luxembourg), 02/24/2031 (e)(f)	3,000	3,004
Raptor Acquisition Corp., 1st Lien Term Loan (Canada), 3M SOFR + 4.00%, 9.59%, 11/01/2026	3,716	3,721
Whatabrands, LLC, 1st Lien Term Loan, 1M SOFR + 3.25%, 8.69%, 08/03/2028	3,460	3,459
		36,290
Energy 0.7%
Gulf Finance, LLC, 1st Lien Term Loan, 1M SOFR + 6.75%, 12.18%, 08/25/2026	2,065	2,065
Prairie ECI Acquiror, L.P., 1st Lien Term Loan, 1M SOFR + 4.75%, 10.08%, 08/01/2029	348	346
		2,411
Equity Real Estate Investment Trusts (REITs) 0.4%
Iron Mountain, Inc., 1st Lien Term Loan, 1M SOFR + 2.25%, 7.58%, 01/31/2031	1,247	1,235

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Senior Loans 64.1% (b)(c)(d) (continued)
Financial Services 3.6%
Athena Holdco S.A.S., 1st Lien Term Loan (France), 03/06/2031 (e)	€3,020	$3,255
Axalta Coating Systems Dutch Holding B B.V., 1st Lien Term Loan, 12/20/2029 (e)	$2,674	2,677
GTCR W Merger Sub, LLC, 1st Lien Term Loan, 1M SOFR + 3.00%, 8.31%, 01/31/2031	3,000	3,008
Mercury Borrower, Inc., 1st Lien Term Loan, 1M SOFR + 3.50%, 8.94%, 08/02/2028	2,992	2,977
		11,917
Food & Beverage 2.3%
Chobani, LLC, 1st Lien Term Loan, 1M SOFR + 3.50%, 8.94%, 10/25/2027	2,954	2,959
Chobani, LLC, 1st Lien Term Loan, 1M SOFR + 3.75%, 9.08%, 10/25/2027	1,496	1,504
Froneri Lux Finco SARL, 1st Lien Term Loan (Luxembourg), 6M EURIBOR + 2.13%, 5.99%, 01/29/2027	€3,000	3,207
		7,670
Healthcare Equipment & Services 6.3%
Bausch + Lomb Corp., 1st Lien Term Loan (Canada), 1M SOFR + 3.25%, 8.68%, 05/10/2027	$1,489	1,469
Bausch + Lomb Corp., 1st Lien Term Loan (Canada), 1M SOFR + 4.00%, 9.33%, 09/29/2028	1,990	1,986
CNT Holdings I Corp., 1st Lien Term Loan, 3M SOFR + 3.50%, 8.82%, 11/08/2027	2,420	2,423
Ensemble RCM, LLC, 1st Lien Term Loan, 1M SOFR + 3.00%, 8.32%, 08/01/2029	2,835	2,840
Mamba Purchaser, Inc., 1st Lien Term Loan, 1M SOFR + 3.50%, 8.94%, 10/16/2028	2,238	2,238
Mamba Purchaser, Inc., 2nd Lien Term Loan, 1M SOFR + 6.50%, 11.94%, 10/15/2029	1,398	1,381
Medline Borrower, LP, 1st Lien Term Loan, 10/23/2028 (e)	2,254	2,259
Phoenix Guarantor, Inc., 1st Lien Term Loan, 1M SOFR + 3.25%, 8.58%, 02/21/2031	1,582	1,561
R1 RCM, Inc., 1st Lien Term Loan, 3M SOFR + 3.00%, 8.33%, 06/21/2029	1,250	1,253
Waystar Technologies, Inc., 1st Lien Term Loan, 1M SOFR + 4.00%, 9.33%, 10/22/2029	3,505	3,510
		20,920
Insurance 2.1%
Howden Group Holdings, Ltd., 1st Lien Term Loan (Luxembourg), 1M SOFR + 3.50%, 8.83%, 02/15/2031	2,500	2,500
HUB International, Ltd., 1st Lien Term Loan, 3M SOFR + 3.25%, 8.57%, 06/20/2030	4,518	4,519
		7,019
Materials 3.7%
Derby Buyer, LLC, 1st Lien Term Loan, 1M SOFR + 4.25%, 9.58%, 11/01/2030	1,500	1,508
Starfruit Finco B.V., 1st Lien Term Loan (Netherlands), 3M SOFR + 4.00%, 9.42%, 04/03/2028	2,054	2,057
Starfruit Finco B.V., 1st Lien Term Loan (Netherlands), 1M SOFR + 4.00%, 9.42%, 04/03/2028	993	995
Summit Materials, LLC, 1st Lien Term Loan, 1M SOFR + 2.50%, 7.83%, 01/12/2029	2,000	2,009
Touchdown Acquirer, Inc., 1st Lien Term Loan, 1M SOFR + 4.00%, 02/07/2031 (g)	—	1
Touchdown Acquirer, Inc., 1st Lien Term Loan, 3M SOFR + 4.00%, 9.31%, 02/07/2031	2,461	2,467
WR Grace Holdings, LLC, 1st Lien Term Loan, 3M SOFR + 3.75%, 9.32%, 09/22/2028	3,268	3,268
		12,305
Media & Entertainment 5.0%
Altice Financing S.A., 1st Lien Term Loan (Luxembourg), 3M SOFR + 5.00%, 10.31%, 10/31/2027	2,494	2,332
Creative Artists Agency, LLC, 1st Lien Term Loan, 11/27/2028 (e)(g)	3,807	3,812
Formula One Management, Ltd., 1st Lien Term Loan (Great Britain), 3M SOFR + 2.25%, 7.56%, 01/15/2030	2,000	2,000
Gray Television, Inc., 1st Lien Term Loan, 1M SOFR + 3.00%, 8.44%, 12/01/2028	1,990	1,860
Univision Communications, Inc., 1st Lien Term Loan, 3M SOFR + 4.25%, 9.56%, 06/24/2029	985	986
Virgin Media Bristol, LLC, 1st Lien Term Loan, 6M SOFR + 3.25%, 8.79%, 03/31/2031	3,000	2,950
William Morris Endeavor Entertainment, LLC, 1st Lien Term Loan, 1M SOFR + 2.75%, 8.19%, 05/18/2025	2,909	2,905
		16,845
Pharmaceuticals, Biotechnology & Life Sciences 1.7%
Catalent Pharma Solutions, Inc., 1st Lien Term Loan, 1M SOFR + 3.00%, 8.33%, 02/22/2028 (f)	2,750	2,754
Packaging Coordinators Midco, Inc., 1st Lien Term Loan, 3M SOFR + 3.50%, 9.07%, 11/30/2027	2,762	2,766
		5,520

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Senior Loans 64.1% (b)(c)(d) (continued)
Software & Services 8.6%
Access CIG, LLC, 1st Lien Term Loan, 1M SOFR + 5.00%, 10.33%, 08/18/2028	$2,244	$2,244
Applied Systems, Inc., 1st Lien Term Loan, 3M SOFR + 3.50%, 8.81%, 02/24/2031	550	553
Asurion, LLC, 1st Lien Term Loan, 1M SOFR + 4.00%, 9.43%, 08/19/2028	2,481	2,385
Genesys Cloud Services Holdings II, LLC, 1st Lien Term Loan, 1M SOFR + 3.75%, 9.19%, 12/01/2027	3,000	3,009
ISolved, Inc., 1st Lien Term Loan, 1M SOFR + 4.00%, 9.33%, 10/14/2030	1,785	1,793
Ivanti Software, Inc., 1st Lien Revolving Loan, PRIME + 2.50%, 11.00%, 12/01/2025 (f)(g)	20	3
Netsmart, Inc., 1st Lien Term Loan, 1M SOFR + 3.75%, 9.19%, 10/01/2027	3,482	3,487
Open Text Corp., 1st Lien Term Loan (Canada), 1M SOFR + 2.75%, 8.18%, 01/31/2030	2,767	2,770
Project Boost Purchaser, LLC, 1st Lien Term Loan, 3M SOFR + 3.50%, 8.93%, 05/30/2026 (e)	4,725	4,734
Proofpoint, Inc., 1st Lien Term Loan, 08/31/2028 (e)	3,990	3,990
Quartz Acquireco, LLC, 1st Lien Term Loan, 3M SOFR + 3.50%, 8.81%, 06/28/2030	2,986	2,990
Quest Software U.S. Holdings, Inc., 1st Lien Term Loan, 3M SOFR + 4.25%, 9.71%, 02/01/2029	918	694
Quest Software U.S. Holdings, Inc., 2nd Lien Term Loan, 3M SOFR + 7.50%, 12.96%, 02/01/2030	659	271
		28,923
Telecommunication Services 0.2%
Lumen Technologies, Inc., 1st Lien Term Loan, 1M SOFR + 2.25%, 7.58%, 04/15/2029 (f)	928	780

Transportation 2.4%
AAdvantage Loyality IP, Ltd., 1st Lien Term Loan, 3M SOFR + 4.75%, 10.33%, 04/20/2028	3,269	3,391
Apple Bidco, LLC, 1st Lien Term Loan, 1M SOFR + 3.50%, 8.83%, 09/22/2028	2,228	2,232
SkyMiles IP, Ltd., 1st Lien Term Loan, 3M SOFR + 3.75%, 9.07%, 10/20/2027	1,500	1,546
Uber Technologies, Inc., 1st Lien Term Loan, 3M SOFR + 2.75%, 8.08%, 03/03/2030	788	792
		7,961
Utilities 0.9%
CQP Holdco, LP, 1st Lien Term Loan, 3M SOFR + 3.00%, 8.30%, 12/31/2030	2,963	2,971
Total Senior Loans (Cost: $213,979)		214,577

Corporate Bonds 54.3%
Automobiles & Components 1.2%
Clarios Global, LP, 6.75%, 05/15/2025 (d)	2,000	2,002
Clarios Global, LP, 8.50%, 05/15/2027 (d)	1,500	1,502
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (d)	500	517
		4,021
Capital Goods 5.1%
Bombardier, Inc., (Canada), 8.75%, 11/15/2030 (d)	2,500	2,670
Builders FirstSource, Inc., 6.38%, 03/01/2034 (d)	3,150	3,165
Chart Industries, Inc., 7.50%, 01/01/2030 (d)	1,000	1,039
Chart Industries, Inc., 9.50%, 01/01/2031 (d)	250	272
CP Atlas Buyer, Inc., 7.00%, 12/01/2028 (d)	2,500	2,345
Miter Brands Acquisition Holdco, Inc., 6.75%, 04/01/2032 (d)	500	502
Specialty Building Products Holdings, LLC, 6.38%, 09/30/2026 (d)	3,000	2,979
Tutor Perini Corp., 6.88%, 05/01/2025 (d)	500	495
United Rentals, Inc., 6.13%, 03/15/2034 (d)	2,000	2,003
VistaJet Malta Finance PLC, (Malta), 6.38%, 02/01/2030 (d)	1,000	739
VistaJet Malta Finance PLC, (Malta), 9.50%, 06/01/2028 (d)	1,000	850
		17,059
Consumer Discretionary Distribution & Retail 1.4%
Bath & Body Works, Inc., 6.63%, 10/01/2030 (d)	1,000	1,021
Bath & Body Works, Inc., 9.38%, 07/01/2025 (d)	1,151	1,201
Constellation Automotive Financing PLC, (Great Britain), 4.88%, 07/15/2027	£2,500	2,580
		4,802

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Corporate Bonds 54.3% (continued)
Consumer Durables & Apparel 0.8%
Ashton Woods USA, LLC, 6.63%, 01/15/2028 (d)	$2,500	$2,508

Consumer Services 9.4%
Caesars Entertainment, Inc., 8.13%, 07/01/2027 (d)	2,773	2,840
Gems Menasa Cayman, Ltd., (Cayman Islands), 7.13%, 07/31/2026 (d)	1,250	1,252
Golden Entertainment, Inc., 7.63%, 04/15/2026 (d)	3,750	3,750
Hilton Domestic Operating Co., Inc., 5.75%, 05/01/2028 (d)	3,500	3,496
International Game Technology PLC, (Great Britain), 6.50%, 02/15/2025 (d)	2,861	2,871
IRB Holding Corp., 7.00%, 06/15/2025 (d)	1,173	1,173
Lottomatica SpA, (Italy), 7.13%, 06/01/2028 (d)	€2,482	2,822
MGM Resorts International, 6.50%, 04/15/2032 (h)	$2,500	2,491
MGM Resorts International, 6.75%, 05/01/2025	4,000	3,997
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025 (d)	2,517	2,521
Station Casinos, LLC, 6.63%, 03/15/2032 (d)	1,200	1,213
VICI Properties LP, 5.75%, 02/01/2027 (d)	3,000	2,997
		31,423
Consumer Staples Distribution & Retail 0.5%
Albertsons Cos., Inc., 7.50%, 03/15/2026 (d)	1,500	1,526

Energy 11.0%
Antero Resources Corp., 7.63%, 02/01/2029 (d)	2,222	2,282
Archrock Partners, LP, 6.88%, 04/01/2027 (d)	2,500	2,508
Ascent Resources Utica Holdings, LLC, 8.25%, 12/31/2028 (d)	2,501	2,570
Blue Racer Midstream, LLC, 6.63%, 07/15/2026 (d)	1,500	1,497
Blue Racer Midstream, LLC, 7.63%, 12/15/2025 (d)	2,000	2,011
Citgo Petroleum Corp., 7.00%, 06/15/2025 (d)	3,500	3,497
DCP Midstream Operating, LP, 8.13%, 08/16/2030	3,330	3,823
Kodiak Gas Services, LLC, 7.25%, 02/15/2029 (d)	1,150	1,172
Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2026 (d)	1,284	1,283
Moss Creek Resources Holdings, Inc., 10.50%, 05/15/2027 (d)	1,500	1,547
Occidental Petroleum Corp., 8.88%, 07/15/2030	3,500	4,066
Tallgrass Energy Partners, LP, 7.38%, 02/15/2029 (d)	1,500	1,508
Transocean, Inc., (Cayman Islands), 6.80%, 03/15/2038	1,061	889
Transocean, Inc., (Cayman Islands), 8.75%, 02/15/2030 (d)	675	704
Transocean, Inc., (Cayman Islands), 11.50%, 01/30/2027 (d)	750	782
Western Midstream Operating, LP, 5.25%, 02/01/2050	2,125	1,899
Williams Cos., Inc., 8.75%, 03/15/2032	4,000	4,810
		36,848
Equity Real Estate Investment Trusts (REITs) 1.7%
HAT Holdings I, LLC, 8.00%, 06/15/2027 (d)	3,778	3,939
Iron Mountain, Inc., 5.63%, 07/15/2032 (d)	2,000	1,889
		5,828
Financial Services 2.9%
Ally Financial, Inc., 8.00%, 11/01/2031	2,000	2,230
Ford Motor Credit Co., LLC, 6.80%, 05/12/2028	2,500	2,599
Ford Motor Credit Co., LLC, 6.95%, 06/10/2026	1,000	1,022
Ford Motor Credit Co., LLC, 7.35%, 11/04/2027	1,465	1,537
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032 (d)	2,500	2,481
		9,869
Healthcare Equipment & Services 1.4%
HCA, Inc., 7.69%, 06/15/2025	4,750	4,807

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Corporate Bonds 54.3% (continued)
Insurance 0.4%
Howden U.K. Refinance PLC, (Great Britain), 7.25%, 02/15/2031 (d)	$1,400	$1,405

Materials 3.9%
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	4,350	4,564
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/2026 (d)(i)	1,401	1,194
Owens-Brockway Glass Container, Inc., 6.38%, 08/15/2025 (d)	3,000	3,015
Summit Materials, LLC, 6.50%, 03/15/2027 (d)	2,750	2,743
Trident TPI Holdings, Inc., 12.75%, 12/31/2028 (d)	1,500	1,600
		13,116
Media & Entertainment 4.3%
Belo Corp., 7.25%, 09/15/2027	3,250	3,308
Gray Television, Inc., 7.00%, 05/15/2027 (d)	3,000	2,793
Live Nation Entertainment, Inc., 6.50%, 05/15/2027 (d)	3,250	3,286
Nexstar Broadcasting, Inc., 5.63%, 07/15/2027 (d)	2,000	1,920
Univision Communications, Inc., 6.63%, 06/01/2027 (d)	1,000	979
Univision Communications, Inc., 8.00%, 08/15/2028 (d)	2,000	2,038
		14,324
Semiconductors & Semiconductor Equipment 0.8%
Amkor Technology, Inc., 6.63%, 09/15/2027 (d)	2,500	2,513

Software & Services 1.3%
Leidos, Inc., 7.13%, 07/01/2032	2,500	2,701
Open Text Corp., (Canada), 6.90%, 12/01/2027 (d)	1,500	1,551
		4,252
Technology Hardware & Equipment 0.7%
Dell International, LLC, 6.02%, 06/15/2026	875	886
Dell International, LLC, 6.10%, 07/15/2027	1,500	1,546
		2,432
Telecommunication Services 4.2%
Altice France Holding S.A., (Luxembourg), 10.50%, 05/15/2027 (d)	2,000	740
Altice France S.A., (France), 8.13%, 02/01/2027 (d)	500	386
Iliad Holding S.A.S, (France), 6.50%, 10/15/2026 (d)	3,000	2,973
Iliad Holding S.A.S, (France), 7.00%, 10/15/2028 (d)	1,000	989
Level 3 Financing, Inc., 11.00%, 11/15/2029 (d)	1,250	1,300
Sable International Finance, Ltd., (Cayman Islands), 5.75%, 09/07/2027 (d)	2,500	2,410
Sprint, LLC, 7.63%, 03/01/2026	5,250	5,424
		14,222
Transportation 2.8%
GLP Capital, LP, 5.38%, 04/15/2026	3,000	2,974
Mileage Plus Holdings, LLC, 6.50%, 06/20/2027 (d)	3,738	3,761
Uber Technologies, Inc., 7.50%, 09/15/2027 (d)	1,000	1,024
Uber Technologies, Inc., 8.00%, 11/01/2026 (d)	1,500	1,518
		9,277
Utilities 0.5%
CQP Holdco, LP, 7.50%, 12/15/2033 (d)	1,750	1,800
Total Corporate Bonds (Cost: $183,893)		182,032

Collateralized Loan Obligations 44.7% (d)(f)
Collateralized Loan Obligations - Debt 31.7% (b)(c)
AMMC CLO XI, Ltd., (Cayman Islands), 3M LIBOR + 6.06%, 11.38%, 04/30/2031	2,000	1,963
AMMC CLO XXII, Ltd., (Cayman Islands), 3M LIBOR + 5.76%, 11.09%, 04/25/2031	3,000	2,798

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Collateralized Loan Obligations 44.7% (d)(f) (continued)
Atlas Senior Loan Fund VII, Ltd., (Cayman Islands), 3M LIBOR + 8.31%, 13.64%, 11/27/2031	$830	$513
Bain Capital Credit CLO, Ltd. 2017-2, (Cayman Islands), 3M LIBOR + 7.12%, 12.45%, 07/25/2034	3,000	2,961
Bain Capital Credit CLO, Ltd. 2020-1, (Cayman Islands), 3M LIBOR + 8.51%, 13.81%, 04/18/2033	3,000	3,015
Bain Capital Credit CLO, Ltd. 2021-5, (Cayman Islands), 3M LIBOR + 6.76%, 12.08%, 10/23/2034	2,000	1,924
Barings CLO, Ltd. 2020-I, (Cayman Islands), 3M LIBOR + 6.91%, 12.23%, 10/15/2036	1,000	988
Benefit Street Partners CLO XXXIV, Ltd., (Cayman Islands), 3M LIBOR + 6.70%, 12.01%, 07/25/2037	500	503
Brookhaven Park CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.50%, 11.83%, 04/19/2037	500	503
Canyon Capital CLO, Ltd. 2018-1, (Cayman Islands), 3M LIBOR + 6.01%, 11.33%, 07/15/2031	750	737
Carlyle US CLO 2024-2, Ltd., (Cayman Islands), 3M LIBOR + 6.85%, 04/25/2037	1,000	1,000
Carlyle US CLO, Ltd. 2021-10, (Cayman Islands), 3M LIBOR + 6.76%, 12.08%, 10/20/2034	1,000	1,001
Cedar Funding CLO II, Ltd., (Cayman Islands), 3M LIBOR + 7.56%, 12.88%, 04/20/2034	1,750	1,724
CIFC Funding, Ltd. 2019-4A, (Cayman Islands), 3M LIBOR + 6.86%, 12.18%, 10/15/2034	1,500	1,504
CIFC Funding, Ltd. 2021-VI, (Cayman Islands), 3M LIBOR + 6.51%, 11.83%, 10/15/2034	2,000	1,993
CIFC Funding, Ltd. 2021-VII, (Cayman Islands), 3M LIBOR + 6.61%, 11.93%, 01/23/2035	2,406	2,406
Crestline Denali CLO XIV, Ltd., (Cayman Islands), 3M LIBOR + 6.61%, 11.93%, 10/23/2031	2,000	1,930
Denali Capital CLO XII, Ltd., (Cayman Islands), 3M LIBOR + 6.16%, 11.48%, 04/15/2031	2,500	2,430
Dryden 115 CLO, Ltd., (Jersey), 3M LIBOR + 7.10%, 12.40%, 04/18/2037	1,000	1,005
Dryden 26 Senior Loan Fund, (Cayman Islands), 3M LIBOR + 5.8%, 11.12%, 04/15/2029	2,000	1,928
Dryden 45 Senior Loan Fund, (Cayman Islands), 3M LIBOR + 6.11%, 11.43%, 10/15/2030	3,000	2,945
Dryden 85 CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.76%, 12.08%, 10/15/2035	2,000	1,920
Elmwood CLO 20, Ltd., (Cayman Islands), 3M LIBOR + 6.00%, 11.32%, 01/17/2037	2,000	2,006
Elmwood CLO I, Ltd., (Cayman Islands), 3M LIBOR + 6.40%, 11.71%, 04/20/2037	3,000	3,013
Elmwood CLO II, Ltd., (Cayman Islands), 3M LIBOR + 7.06%, 12.38%, 04/20/2034	1,650	1,656
Elmwood CLO III, Ltd., (Cayman Islands), 3M LIBOR + 6.76%, 12.08%, 10/20/2034	1,750	1,758
Generate CLO 14, Ltd., (Cayman Islands), 3M LIBOR + 6.75%, 12.07%, 04/22/2037	500	503
Generate CLO VIII, Ltd., (Cayman Islands), 3M LIBOR + 7.21%, 12.53%, 10/20/2034	1,000	1,002
Highbridge Loan Management, Ltd. 2014-4, (Cayman Islands), 3M LIBOR + 7.62%, 12.94%, 01/28/2030	2,000	1,694
Holding B B.V., (Jersey), 3M LIBOR + 8.32%, 13.63%, 07/15/2035	1,125	1,135
Invesco CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.41%, 11.73%, 07/15/2034	1,000	987
KKR CLO 45A Ltd, (Cayman Islands), 3M LIBOR + 7.30%, 12.63%, 04/15/2035	1,000	1,005
Madison Park Funding XIV, Ltd., (Cayman Islands), 3M LIBOR + 8.03%, 13.35%, 10/22/2030	2,500	2,135
Madison Park Funding XXVI, Ltd., (Cayman Islands), 3M LIBOR + 6.76%, 12.08%, 07/29/2030	1,500	1,504
Madison Park Funding XXVIII, Ltd., (Cayman Islands), 3M LIBOR + 7.86%, 13.18%, 07/15/2030	1,000	956
Madison Park Funding XXXII, Ltd., (Cayman Islands), 3M LIBOR + 6.46%, 11.78%, 01/22/2031	3,000	3,015
Madison Park Funding XXXV, Ltd., (Cayman Islands), 3M LIBOR + 6.36%, 11.68%, 04/20/2032	1,500	1,507
Madison Park Funding XXXVI, Ltd., (Cayman Islands), 3M LIBOR + 7.05%, 12.36%, 04/15/2035	1,000	1,003
Madison Park Funding XXXVII, Ltd., (Cayman Islands), 3M LIBOR + 6.41%, 11.73%, 07/15/2033	1,000	1,005
Magnetite XIX, Ltd., (Cayman Islands), 3M LIBOR + 6.66%, 11.98%, 04/17/2034	2,000	2,010
Magnetite XXIV, Ltd., (Cayman Islands), 3M LIBOR + 6.4%, 11.71%, 04/15/2035	2,750	2,717
Northwoods Capital XII-B, Ltd., (Cayman Islands), 3M LIBOR + 6.05%, 11.38%, 06/15/2031	2,000	1,806
Oak Hill Credit Partners X-R, Ltd., (Cayman Islands), 3M LIBOR + 6.51%, 11.83%, 04/20/2034	1,500	1,507
Oaktree CLO, Ltd. 2019-2, (Cayman Islands), 3M LIBOR + 7.03%, 12.35%, 04/15/2031	2,000	1,976
Octagon 70 Alto, Ltd., (Cayman Islands), 3M LIBOR + 6.66%, 12.03%, 10/20/2036	1,500	1,457
Octagon Investment Partners 49, Ltd., (Cayman Islands), 3M LIBOR + 7.33%, 12.62%, 04/15/2037	1,000	998
OHA Credit Funding 12, Ltd. 2022-12, (Bermuda), 3M LIBOR + 8.00%, 13.32%, 07/20/2036	1,975	2,029
OHA Credit Funding 3, Ltd., (Cayman Islands), 3M LIBOR + 6.51%, 11.83%, 07/02/2035	1,000	1,005
OHA Credit Funding 4, Ltd., (Cayman Islands), 3M LIBOR + 6.66%, 11.98%, 10/22/2036	1,000	1,005
OHA Credit Partners VII, Ltd., (Cayman Islands), 3M LIBOR + 6.51%, 11.83%, 02/20/2034	3,000	3,015
OHA Credit Partners XI, Ltd., (Cayman Islands), 3M LIBOR + 8.16%, 13.48%, 01/20/2032	2,750	2,711
RR 21, Ltd. 2022-21, (Bermuda), 3M LIBOR + 7.65%, 12.96%, 07/15/2035	1,500	1,508
Sixth Street CLO XX, Ltd, (Cayman Islands), 3M LIBOR + 6.41%, 11.73%, 10/20/2034	1,500	1,507
Sound Point CLO XXVI, Ltd., (Cayman Islands), 3M LIBOR + 7.12%, 12.44%, 07/20/2034	1,000	936
Tallman Park CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.61%, 11.93%, 04/20/2034	2,000	2,008
TCI-Flatiron CLO, Ltd. 2018-1, (Cayman Islands), 3M LIBOR + 6.41%, 11.73%, 01/29/2032	3,000	3,014
TICP CLO IX, Ltd., (Cayman Islands), 3M LIBOR + 5.86%, 11.18%, 01/20/2031	1,000	1,004
TICP CLO VI, Ltd. 2016-2, (Cayman Islands), 3M LIBOR + 6.51%, 11.83%, 01/15/2034	2,250	2,251
TICP CLO XIII, Ltd., (Cayman Islands), 3M LIBOR + 6.46%, 11.78%, 04/15/2034	1,250	1,254
Trestles CLO, Ltd. 2017-1, (Cayman Islands), 3M LIBOR + 6.51%, 11.84%, 04/25/2032	1,000	1,000

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

	Principal Amount (a)	Value (a)
Collateralized Loan Obligations 44.7% (d)(f) (continued)
Venture XXIV CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.98%, 12.30%, 10/20/2028	$700	$626
Voya CLO, Ltd. 2013-3, (Cayman Islands), 3M LIBOR + 6.16%, 11.46%, 10/18/2031	2,750	2,638
Voya CLO, Ltd. 2015-3, (Cayman Islands), 3M LIBOR + 6.46%, 11.78%, 10/20/2031	3,000	2,674
		106,231
Collateralized Loan Obligations - Equity 13.0%
AIMCO CLO XI, Ltd., (Cayman Islands), 14.64%, 10/17/2034	1,985	1,627
AIMCO CLO XVI, Ltd., (Cayman Islands), 16.70%, 01/17/2035	1,150	915
AIMCO CLO XX, Ltd., (Jersey), 10/16/2036	1,588	1,460
AIMCO CLO XXII, Ltd., (Jersey), 04/19/2037	410	381
Allegro CLO V, Ltd., (Cayman Islands), 8.80%, 10/16/2030	2,000	336
Bain Capital Credit CLO, Ltd. 2020-2, (Cayman Islands), 49.39%, 07/19/2034	1,250	694
Bain Capital Credit CLO, Ltd. 2022-1, (Cayman Islands), 19.54%, 04/18/2035	1,500	937
Canyon Capital CLO, Ltd. 2019-1, (Cayman Islands), 21.73%, 04/15/2032	1,000	466
Carlyle Global Market Strategies CLO, Ltd. 2018-3, (Cayman Islands), 28.86%, 10/15/2030	3,223	1,174
Cedar Funding CLO V, Ltd., (Cayman Islands), 24.06%, 07/17/2031	2,546	1,189
CIFC Funding, Ltd. 2020-3A, (Cayman Islands), 18.06%, 10/20/2034	1,750	1,421
CIFC Funding, Ltd. 2021-5A, (Cayman Islands), 21.53%, 07/15/2034	2,250	1,629
Dryden 98 CLO, Ltd., (Cayman Islands), 20.64%, 04/20/2035	1,100	761
Elmwood CLO 26, Ltd., (Cayman Islands), 04/18/2037	500	438
Elmwood CLO XI, Ltd., (Cayman Islands), 19.87%, 10/20/2034	1,200	1,122
ICG U.S. CLO, Ltd. 2021-1, (Cayman Islands), 11.96%, 04/17/2034	1,783	699
Invesco CLO 2021-3, Ltd., (Cayman Islands), 3.00%, 10/22/2034	113	32
Invesco CLO 2021-3, Ltd., (Cayman Islands), 16.88%, 10/22/2034	1,130	659
KKR CLO 50 Ltd, (Cayman Islands), 04/20/2037	1,151	996
LCM XV, LP, (Cayman Islands), 26.13%, 07/20/2030	5,875	204
Madison Park Funding LIII, Ltd., (Cayman Islands), 19.59%, 04/21/2035	2,188	1,637
Madison Park Funding LIX, Ltd., (Cayman Islands), 17.49%, 01/18/2034	2,250	1,572
Madison Park Funding LXVII, Ltd., (Cayman Islands), 04/25/2037	250	241
Madison Park Funding XII, Ltd., (Cayman Islands), 07/20/2026	4,000	8
Madison Park Funding XXII, Ltd., (Cayman Islands), 21.22%, 01/15/2033	4,500	2,400
Madison Park Funding XXXI, Ltd., (Cayman Islands), 20.50%, 01/23/2048	2,000	1,180
Madison Park Funding XXXII, Ltd., (Cayman Islands), 16.70%, 01/22/2048	2,000	1,103
Madison Park Funding, Ltd., (Cayman Islands), 13.61%, 04/21/2035	1,500	1,292
Magnetite XXVIII, Ltd., (Cayman Islands), 18.60%, 01/20/2035	2,500	2,022
Magnetite XXXVIII, Ltd., 04/15/2037	250	225
Oaktree CLO, Ltd. 2015-1, (Cayman Islands), 10/20/2027	4,000	120
OHA Credit Partners VII, Ltd., (Cayman Islands), 20.87%, 02/20/2034	2,672	1,460
OHA Credit Partners XVI, (Cayman Islands), 19.95%, 10/18/2034	1,635	1,318
OHA Loan Funding, Ltd. 2016-1, (Cayman Islands), 18.46%, 01/20/2033	3,250	2,204
RR 19, Ltd., (Cayman Islands), 15.93%, 10/15/2035	2,350	2,008
RRX 7 Ltd. 2022-7, (Cayman Islands), 16.48%, 07/15/2122	3,875	2,743
Signal Peak CLO V, Ltd., (Cayman Islands), 04/25/2037	2,568	734
Signal Peak CLO VIII, Ltd., (Cayman Islands), 23.22%, 04/20/2033	4,000	2,102
Wellman Park CLO, Ltd., (Cayman Islands), 07/15/2034	5,000	98
Wellman Park CLO, Ltd., (Cayman Islands), 17.17%, 07/15/2034	2,500	1,786
West CLO, Ltd. 2013-1, (Cayman Islands), 11/07/2025	500	—
		43,393
Total Collateralized Loan Obligations (Cost: $160,460)		149,624
Total Investments - 163.1% (Cost: $558,332)		$546,233
Liabilities in Excess of Other Assets - (63.1%)		(211,294)
Net Assets - 100.0%		$334,939

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Footnotes:

(a)	Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates. Investments are in United States enterprises and all principal balances shown are in U.S. Dollars unless otherwise noted.
(b)	Variable rate loans bear interest at a rate that may be determined by reference to the Secured Overnight Financing Rate ("SOFR"), the London Interbank Offered Rate ("LIBOR"), Euro InterBank Offered Rate ("EURIBOR"), the U.S. Prime Rate ("PRIME"), or an alternate base rate (commonly based on the Federal Funds Rate or the Prime Rate), at the borrower's option, which reset annually, semi-annually, quarterly, bi-monthly, monthly or daily. SOFR based contracts may include a credit spread adjustment that is charged in addition to the base rate and the stated spread. For each such loan, Ares Dynamic Credit Allocation Fund, Inc. (the "Fund") has provided the interest rate in effect on the date presented.
(c)	Variable rate coupon rate shown as of March 31, 2024.
(d)	Senior Loans, Collateralized Loan Obligations and Corporate Bonds exempt from registration under Rule 144A, which as of March 31, 2024 represented 145.7% of the Fund's net assets or 89.4% of the Fund's total assets, are subject to legal restrictions on sales.
(e)	This loan or a portion of this loan represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon a spread plus the applicable reference rate determined at the time of purchase.
(f)	Investments whose values were determined using significant unobservable inputs (Level 3) (See Note 3 of the Notes to Schedule of Investments).
(g)	As of March 31, 2024, the Fund had entered into the following commitment to fund a revolving senior secured loan. Such commitment is subject to the satisfaction of certain conditions set forth in the documents governing this loan and there can be no assurance that such conditions will be satisfied. See Note 2 of the Notes to Schedule of Investments for further information on revolving loan commitments.

Unfunded Issuer	Total Revolving commitments	Less: drawn commitments	Total undrawn commitments
Creative Artists Agency, LLC	$4,307	$(3,807)	$500
Ivanti Software, Inc.	250	(20)	230
Osmosis Buyer Limited	4,500	(4,038)	462
Touchdown Acquirer Inc.	539	-	539
Total	$9,596	$(7,865)	$1,731

(h)	When-Issued or delayed delivery security based on typical market settlement convention for such security.
(i)	Includes a PIK provision

As of March 31, 2024, the aggregate cost of securities for Federal income tax purposes was $558,394. Unrealized appreciation and depreciation on investments for Federal income tax purposes are as follows:

Gross unrealized appreciation	$6,213
Gross unrealized depreciation	(18,374)
Net unrealized depreciation	$(12,161)

Currencies:
£	British Pounds
€	Euro Currency
$	U.S. Dollars

Abbreviations:
144A	Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
CLO	Collateralized Loan Obligation

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments

March 31, 2024 (Unaudited)

(in thousands, except percentages and as otherwise noted)

(1) Organization

Ares Dynamic Credit Allocation Fund, Inc. (NYSE: ARDC) ("ARDC" or the "Fund") is a corporation incorporated under the laws of the State of Maryland and registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as a closed-end, diversified, management investment company, and intends to qualify each year to be treated as a Regulated Investment Company ("RIC"), under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund commenced operations on November 27, 2012.

The Fund’s investment objective is to seek an attractive risk adjusted level of total return, primarily through current income and, secondarily, through capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in a broad, dynamically managed portfolio of (i) senior secured loans ("Senior Loans") made primarily to companies whose debt is rated below investment grade, (ii) corporate bonds ("Corporate Bonds") that are primarily high yield issues rated below investment grade, (iii) other fixed-income instruments of a similar nature that may be represented by derivatives, and (iv) securities issued by entities commonly referred to as collateralized loan obligations ("CLOs") and other asset-backed securities. The Fund’s investments in CLOs may include investments in subordinated tranches of CLO securities. The Adviser (as defined below) will dynamically allocate the Fund’s portfolio among investments in the various targeted credit markets, to seek to manage interest rate and credit risk and the duration of the Fund’s portfolio. Under normal market conditions, the Fund will not invest more than (i) 45% of its Managed Assets (as defined below) in CLOs and other asset-backed securities, or (ii) 15% of its Managed Assets in subordinated (or residual) tranches of CLO securities. "Managed Assets" means the total assets of the Fund (including any assets attributable to any preferred shares that may be issued or to indebtedness) minus the Fund’s liabilities other than liabilities relating to indebtedness.

The Fund is externally managed by Ares Capital Management II LLC (the "Adviser") pursuant to an investment advisory and management agreement. The Adviser was registered as an investment adviser with the SEC under the Investment Advisers Act of 1940 on June 9, 2011 and serves as the investment adviser to the Fund. The Adviser oversees the management of the Fund's activities and is responsible for making investment decisions for the Fund's portfolio. Ares Operations LLC, a subsidiary of Ares Management Corporation, provides certain administrative and other services necessary for the Fund to operate.

(2) Significant Accounting Policies

Basis of Presentation

The accompanying schedule of investments have been prepared on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles ("GAAP"), and include the accounts of the Fund. The Fund is an investment company following accounting and reporting guidance in Accounting Standards Codification ("ASC") Topic 946, Financial Services — Investment Companies.

Cash and Cash Equivalents

Cash and cash equivalents include funds from time to time deposited with financial institutions. Cash and cash equivalents are carried at cost, which approximates fair value.

Concentration of Credit Risk

The Fund places its cash and cash equivalents with financial institutions and, at times, cash held in depository or money market accounts may exceed the Federal Deposit Insurance Corporation insured limit.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the specific identification method without regard to unrealized gains or losses previously recognized, and include investments charged off during the period, net of recoveries. Unrealized gains or losses primarily reflect the change in investment values, including the reversal of previously recorded unrealized gains or losses when gains or losses are realized.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (continued)

March 31, 2024 (Unaudited)

(in thousands, except percentages and as otherwise noted)

Pursuant to Rule 2a-5 under the Investment Company Act, the Fund's board of directors designated the Fund's Adviser as the Fund's valuation designee (the "Valuation Designee") to perform the fair value determinations for investments held by the Fund without readily available market quotations, subject to the oversight of the Fund's board of directors. All investments are recorded at their fair value. See Note 3 for more information on the Valuation Designee's valuation process.

Interest Income Recognition

Interest income is recorded on an accrual basis and includes the accretion of discounts, amortization of premiums and payment-in-kind ("PIK") interest. Discounts from and premiums to par value on investments purchased are accreted/amortized into interest income over the life of the respective security using the effective yield method. To the extent loans contain PIK provisions, PIK interest, computed at the contractual rate specified in each applicable agreement, is accrued and recorded as interest income and added to the principal balance of the loan. PIK interest income added to the principal balance is generally collected upon repayment of the outstanding principal. To maintain the Fund's tax treatment as a RIC, this non-cash source of income must be paid out to shareholders in the form of dividends for the year the income was earned, even though the Fund has not yet collected the cash. The amortized cost of investments represents the original cost adjusted for any accretion of discounts, amortization of premiums and PIK interest.

Loans are generally placed on non-accrual status when principal or interest payments are past due 30 days or more or when there is reasonable doubt that principal or interest will be collected in full. Accrued and unpaid interest is generally reversed when a loan is placed on non-accrual status. Interest payments received on non-accrual loans may be recognized as income or applied to principal depending upon the Fund’s judgment regarding collectability. Non-accrual loans are restored to accrual status when past due principal and interest are paid or there is no longer any reasonable doubt that such principal or interest will be collected in full and, in the Fund's judgment, are likely to remain current. The Fund may make exceptions to this policy if the loan has sufficient collateral value (i.e., typically measured as enterprise value of the portfolio company) or is in the process of collection.

CLO equity investments recognize investment income by utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flows, as required by ASC Topic 325-40, Beneficial Interest in Securitized Financial Assets.

Foreign Currency Transactions

Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates effective on the date of valuation; and (ii) purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates prevailing on transaction dates.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of income and expense items recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from the changes in fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transaction clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (continued)

March 31, 2024 (Unaudited)

(in thousands, except percentages and as otherwise noted)

Commitments and Contingencies

In the normal course of business, the Fund's investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Fund's custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business. Consistent with standard business practice, the Fund enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The maximum exposure of the Fund under these arrangements and activities is unknown. However, the Fund expects the risk of material loss to be remote.

Commitments to extend credit include loan proceeds the Fund is obligated to advance, such as delayed draws or revolving credit arrangements. Commitments generally have fixed expiration dates or other termination clauses. Unrealized gains or losses associated with unfunded commitments are recorded in the financial statements and reflected as an adjustment to the fair value of the related security in the Schedule of Investments. The par amount of the unfunded commitments is not recognized by the Fund until it becomes funded.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and such differences may be material.

(3) Fair Value of Financial Instruments

The Fund follows ASC 825-10, Recognition and Measurement of Financial Assets and Financial Liabilities ("ASC 825-10"), which provides companies the option to report selected financial assets and liabilities at fair value. ASC 825-10 also establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement attributes for similar types of assets and liabilities and a better understanding of the effect of the company's choice to use fair value on its earnings. ASC 825-10 also requires entities to display the fair value of the selected assets and liabilities on the face of the balance sheet. The Fund has not elected the ASC 825-10 option to report selected financial assets and liabilities at fair value. With the exception of the line items entitled "other assets", "mandatory redeemable preferred shares", and "debt," which are reported at amortized cost, the carrying value of all other assets and liabilities approximate fair value.

The Fund also follows ASC 820-10, Fair Value Measurements and Disclosures ("ASC 820-10"), which expands the application of fair value accounting. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable either directly or indirectly.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (continued)

March 31, 2024 (Unaudited)

(in thousands, except percentages and as otherwise noted)

• Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

In addition to using the above inputs in investment valuations, the Valuation Designee, continues to employ the net asset valuation policy and procedures that have been reviewed by the Fund's board of directors in connection with their designation of the Adviser as the Fund’s valuation designee and are consistent with the provisions of Rule 2a-5 under the Investment Company Act and ASC 820-10 (see Note 2 for more information). Consistent with its valuation policies and procedures, the Valuation Designee evaluates the source of inputs, including any markets in which the Fund's investments are trading (or any markets in which securities with similar attributes are trading), in determining fair value. For investments where there is not a readily available market value, the fair value of these investments must typically be determined using unobservable inputs.

The investments classified as Level 1 or Level 2 are typically valued based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs. The Valuation Designee obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. The Valuation Designee is responsible for all inputs and assumptions related to the pricing of securities. The Valuation Designee has internal controls in place that support its reliance on information received from third-party pricing sources. As part of its internal controls, the Valuation Designee obtains, reviews, and tests information to corroborate prices received from third-party pricing sources. For any security, if market or dealer quotations are not readily available, or if the Valuation Designee determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Valuation Designee, subject to the oversight of the board of directors and will be classified as Level 3. In such instances, the Valuation Designee will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

Senior loans and corporate debt: The fair value of Senior Loans and Corporate Bonds is estimated based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs and are generally classified within Level 2 or 3. The Valuation Designee obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. If the pricing services are only able to obtain a single broker quote or utilize a pricing model the securities will be classified as Level 3. If the pricing services are unable to provide prices, the Valuation Designee will attempt to obtain one or more broker quotes directly from a dealer and price such securities at the last bid price obtained; such securities are classified as Level 3.

Collateralized loan obligations: The fair value of CLOs is estimated based on various valuation models from third-party pricing services. The provided prices are checked using internally developed models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

Common stock and warrants: The fair value of common stock and warrants are estimated using either broker quotes or an analysis of the enterprise value ("EV") of the portfolio company. EV means the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time. The primary method for determining EV uses a multiple analysis whereby appropriate multiples are applied to the portfolio company's EBITDA (generally defined as net income before net interest expense, income tax expense, depreciation and amortization). EBITDA multiples are typically determined based upon review of market comparable transactions and publicly traded comparable companies, if any. The Valuation Designee may also employ other valuation multiples to determine EV, such as revenues. The second method for determining EV uses a discounted cash flow analysis whereby future expected cash flows of the portfolio company are discounted to determine a present value using estimated discount rates (typically a weighted average cost of capital based on costs of debt and equity consistent with current market conditions). The EV analysis is performed to determine the value of equity investments, the value of debt investments in portfolio companies where the Fund has control or could gain control through an option or warrant security, and to determine if there is credit impairment for debt investments. If debt investments are credit impaired, an EV analysis may be used to value such debt investments; however, in addition to the methods outlined above, other methods such as a liquidation or wind down analysis may be utilized to estimate EV.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (continued)

March 31, 2024 (Unaudited)

(in thousands, except percentages and as otherwise noted)

The following table is a summary of inputs used as of March 31, 2024 in valuing the Fund's investments carried at fair value:

	Level 1 - Quoted Prices ($)	Level 2 - Other Significant Observable Inputs ($)	Level 3 - Significant Unobservable Inputs ($)	Total ($)
Senior Loans	—	204,961	9,616	214,577
Corporate Bonds	—	182,032	—	182,032
Collateralized Loan Obligations	—	—	149,624	149,624
Total Investments	—	386,993	159,240	546,233

The following table is a reconciliation of the Fund’s investments in which significant unobservable inputs (Level 3) were used in determining fair value for the three months ended March 31, 2024:

	Senior Loans ($)	Collateralized Loan Obligations ($)	Total ($)
Balance as of December 31, 2023	12,181	154,507	166,688
Purchases	6,147	17,143	23,290
Sales and principal redemptions	(5,908)	(23,825)	(29,733)
Net realized and unrealized gains	278	1,740	2,018
Accrued discounts	14	59	73
Transfers in to Level 3	1,275	-	1,275
Transfers out of Level 3	(4,371)	-	(4,371)
Balance as of March 31, 2024	9,616	149,624	159,240
Net change in unrealized gains/(losses) from investments held at March 31, 2024	276	5,132	5,408

Investments were transferred into and out of Level 3 during the three months ended March 31, 2024. Transfers between Levels 2 and 3 were as a result of changes in the observability of significant inputs or available market data for certain portfolio companies.

The following table summarizes the significant unobservable inputs the Valuation Designee used to value the majority of the Fund's investments categorized within Level 3 as of March 31, 2024. The table is not intended to be all-inclusive, but instead to capture the significant unobservable inputs relevant to the Valuation Designee's determination of fair values.

			Unobservable Input
Asset Category	Fair Value ($)	Valuation Technique	Input	Range	Weighted Average(a)
Senior Loans	8,833	Broker Quotes and/or 3rd Party Pricing Services	N/A	N/A	N/A
Senior Loans	783	Yield Analysis	Market Yield	12.4% - 16.1%	16.1%
Collateralized Loan Obligations	146,584	Broker Quotes and/or 3rd Party Pricing Services	N/A	N/A	N/A
Collateralized Loan Obligations	3,040	Transaction Cost	N/A	N/A	N/A
Total Level 3 Investments	159,240

(a) Unobservable inputs were weighted by the relative fair value of investments.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (continued)

March 31, 2024 (Unaudited)

(in thousands, except percentages and as otherwise noted)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the investments may fluctuate from period to period. Additionally, the fair value of the investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, it could realize significantly less than the value at which the Fund has recorded it.

In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned.